Description of Business (Details)	11 Months Ended	12 Months Ended
	Nov. 15, 2018 Vessel	Dec. 31, 2019 USD ($) Vessel
Number of vessels owned	19	43
Weighted average age, weighted by TEU capacity		12 years 6 months
Number of vessels to be purchased		2
Poseidon Transaction [Member]
Number of vessels purchased	20
Number of vessels owned	19
Poseidon Transaction [Member] | Argos [Member]
Number of vessels to be sold	1
All Subsidiaries [Member]
Ownership Interest		100.00%
Zeus One Marine LLC [Member] | From June 3, 2020 [Member]
Charter hire daily rate | $		$ 10,000
Tasman Marine LLC [Member] | Addittional 12 - month extension at charterer's option [Member]
Charter hire daily rate | $		$ 20,000